UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Dean Capital Management, LLC
Address:	7450 W 130th St. Ste. 150
		Overland Park, KS  66213

13F File Number:  28-13367

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Douglas A. Leach
Title:	Chief Compliance Officer
Phone:	(913) 944-4455

Signature, Place, and Date of Signing:

	Douglas A. Leach		Overland Park, KS  August 14, 2012

Report Type (Check only one.):

[ ]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[X]		13F COMBINATION REPORT.



List of Other Managers Reporting for this Manager:

Form 13F File Number	Name
28-02462 		Dean Investment Associates, LLC.

FORM 13F SUMMARY PAGE


Report Summary:

Number Other Included Manager:	1

Form 13F Information Table Entry Total:	80

Form 13F Information Table Value Total:  1047
					(x$1000)


List of Other Included Manager:

No. 	Form 13F File Number		Name
01   	028-14511		 	American Beacon Advisors, Inc.





                                                       FORM 13F INFORMATION TABLE

                                                         VALUE   SHARES/ SH/    PUT/   INVSTMT   OTHER    VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT PRN    CALL   DSCRETN  MANAGERS SOLE  SHARED NONE
------------------------------ ------------- --------- -------- -------- ---    ----   ------- -------------------------------
Alliant Techsystems Inc             CS       018804104    22       440   SH            DEFINED     1                    440
American Equity Investment Lif      CS       025676206    21      1875   SH            DEFINED     1                   1875
American Greetings Corp Cl A        CS       026375105    15      1005   SH            DEFINED     1                   1005
Amkor Technology Inc                CS       031652100    10      2015   SH            DEFINED     1                   2015
Amtrust Financial Services          CS       032359309    18       590   SH            DEFINED     1                    590
Assured Guaranty Ltd                CS       G0585R106     6       405   SH            DEFINED     1                    405
BBCN Bancorp Inc                    CS       073295107    11       970   SH            DEFINED     1                    970
Berry Pete Co                       CS       085789105     6       140   SH            DEFINED     1                    140
Bill Barrett                        CS       06846n104     5       230   SH            DEFINED     1                    230
Body Central Corp                   CS       09689U102     5       600   SH            DEFINED     1                    600
Brinks Co                           CS       109696104     5       210   SH            DEFINED     1                    210
Bryn Mawr Bank Corp                 CS       117665109    16       755   SH            DEFINED     1                    755
CACI Intl Inc                       CS       127190304    21       380   SH            DEFINED     1                    380
Cal Maine Foods Inc                 CS       128030202    22       550   SH            DEFINED     1                    550
Cloud Peak Energy Inc               CS       18911Q102    23      1350   SH            DEFINED     1                   1350
Commercial Metals Co                CS       201723103    19      1480   SH            DEFINED     1                   1480
Contango Oil & Gas Co               CS       21075N204    18       305   SH            DEFINED     1                    305
Convergys Corp Com                  CS       212485106    12       780   SH            DEFINED     1                    780
Crane Co                            CS       224399105    13       350   SH            DEFINED     1                    350
Curtiss Wright Corp                 CS       231561101    12       400   SH            DEFINED     1                    400
Dana Holding Corp                   CS       235825205    15      1185   SH            DEFINED     1                   1185
Darling Intl Inc                    CS       237266101     5       315   SH            DEFINED     1                    315
Datalink Corp                       CS       237934104    17      1745   SH            DEFINED     1                   1745
Diamond Hill Investment Grp         CS       25264R207    13       170   SH            DEFINED     1                    170
Dynamic Matls Corp                  CS       267888105    13       770   SH            DEFINED     1                    770
EMCOR Group Inc                     CS       29084Q100    10       360   SH            DEFINED     1                    360
Enstar Group Ltd                    CS       G3075P101    10       105   SH            DEFINED     1                    105
Exco Resources Inc                  CS       269279402     7       880   SH            DEFINED     1                    880
Ezcorp Inc Cl A Non Vtg             CS       302301106    13       545   SH            DEFINED     1                    545
Foster Wheeler                      CS       H27178104     9       540   SH            DEFINED     1                    540
Gardner Denver Inc Com              CS       365558105     5       95    SH            DEFINED     1                    95
Geoeye Inc                          CS       37250W108    12       800   SH            DEFINED     1                    800
Hanesbrands Inc                     CS       410345102    10       355   SH            DEFINED     1                    355
Harsco Corp                         CS       415864107    11       530   SH            DEFINED     1                    530
Health Mgmt Assoc Inc New Cl A      CS       421933102    12      1465   SH            DEFINED     1                   1465
Helen Of Troy Ltd                   CS       G4388N106    21       625   SH            DEFINED     1                    625
Home Bancshares Inc                 CS       436893200     5       170   SH            DEFINED     1                    170
Horizon Bancorp Indiana             CS       440407104    21       805   SH            DEFINED     1                    805
Hospitality Properties Trust        CS       44106M102    18       715   SH            DEFINED     1                    715
Ingram Micro Inc                    CS       457153104    20      1170   SH            DEFINED     1                   1170
Intl Fcstone Inc                    CS       46116V105    10       515   SH            DEFINED     1                    515
Jarden Corp                         CS       471109108    16       390   SH            DEFINED     1                    390
John Bean Technologies              CS       477839104     4       325   SH            DEFINED     1                    325
Kennametal Inc Com                  CS       489170100    11       320   SH            DEFINED     1                    320
Kraton Performance Polymers In      CS       50077C106    17       760   SH            DEFINED     1                    760
Lexmark Intl                        CS       529771107    10       375   SH            DEFINED     1                    375
Lincare Hldgs Inc                   CS       532791100    14       400   SH            DEFINED     1                    400
Macquarie Infrastructure Co         CS       55608B105    12       365   SH            DEFINED     1                    365
Magellan Health Svcs Inc            CS       559079207    22       475   SH            DEFINED     1                    475
Mantech Intl Corp                   CS       564563104    13       545   SH            DEFINED     1                    545
Meredith Corp                       CS       589433101     5       160   SH            DEFINED     1                    160
Mesa Laboratories Inc               CS       59064R109    24       515   SH            DEFINED     1                    515
National Presto Inds Inc            CS       637215104     5       65    SH            DEFINED     1                    65
Navistar Intl Corp                  CS       63934E108     5       185   SH            DEFINED     1                    185
Oshkosh Corp                        CS       688239201    10       465   SH            DEFINED     1                    465
Parker Drilling Co                  CS       701081101    16      3460   SH            DEFINED     1                   3460
Primerica Inc                       CS       74164M108    16       615   SH            DEFINED     1                    615
QLogic Corp                         CS       747277101    10       715   SH            DEFINED     1                    715
Rand Logistics Inc                  CS       752182105    19      2270   SH            DEFINED     1                   2270
Roundy's Inc                        CS       779268101    18      1805   SH            DEFINED     1                   1805
RPC Inc                             CS       749660106    12      1030   SH            DEFINED     1                   1030
Schnitzer Steel Industries          CS       806882106    24       845   SH            DEFINED     1                    845
Southside Bancshares Inc            CS       84470p109    17       769   SH            DEFINED     1                    769
Spectrum Brands Holdings Inc        CS       84763R101    15       450   SH            DEFINED     1                    450
Stancorp Finl Group Inc             CS       852891100    18       480   SH            DEFINED     1                    480
State Bank Financial Corp           CS       856190103    11       715   SH            DEFINED     1                    715
Steiner Leisure Ltd Ord             CS       P8744Y102    11       230   SH            DEFINED     1                    230
TAL International Group Inc         CS       874083108    15       450   SH            DEFINED     1                    450
Tech Data Corp                      CS       878237106    17       355   SH            DEFINED     1                    355
Tempur Pedic Intl Inc               CS       88023U101     5       230   SH            DEFINED     1                    230
Tenneco Inc                         CS       880349105    18       675   SH            DEFINED     1                    675
TNS Inc                             CS       872960109    15       850   SH            DEFINED     1                    850
Triumph Group Inc                   CS       896818101    18       320   SH            DEFINED     1                    320
Tupperware Brands Corp Com          CS       899896104     5       100   SH            DEFINED     1                    100
Ultra Petroleum Corp Com            CS       903914109     6       270   SH            DEFINED     1                    270
Valassis Commns Inc                 CS       918866104    11       500   SH            DEFINED     1                    500
Vishay Intertechnology Inc          CS       928298108    16      1675   SH            DEFINED     1                   1675
Warnaco Group Inc                   CS       934390402     9       220   SH            DEFINED     1                    220
Wilshire Bancorp Inc                CS       97186T108    14      2555   SH            DEFINED     1                   2555
World Accep Corp Del                CS       981419104     6       90    SH            DEFINED     1                    90